Annual Total Returns - Fidelity® Real Estate Investment Portfolio [BarChart] - 07.31 Fidelity Real Estate Investment Portfolio PRO-07 - Fidelity® Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio-Default
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	29.85%
Annual Return 2011	8.29%
Annual Return 2012	18.02%
Annual Return 2013	1.53%
Annual Return 2014	30.13%
Annual Return 2015	5.95%
Annual Return 2016	7.77%
Annual Return 2017	4.27%
Annual Return 2018	(3.95%)
Annual Return 2019	25.20%